Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities

During the years ended December 31, 2016, 2015 and 2014, derivatives were used to hedge the interest rate risk associated with variable-rate debt, as well as foreign exchange risk associated with certain foreign currency denominated cash balances.

During the year ended December 31, 2016, we dedesignated four interest rate swaps that were previously designated as cash flow hedges as they no longer met the criteria for hedge accounting. These interest rate swaps, which swapped three-month LIBOR on the Term Loans to a fixed rate of 1.87 percent, expire in October 2018 and, as of December 31, 2016, had an aggregate notional amount of $1.45 billion.

As of December 31, 2016, we held 68 short-term foreign exchange forward contracts with an aggregate notional amount of $326 million to offset exposure to fluctuations in our foreign currency denominated cash balances. We elected not to designate these foreign exchange forward contracts as hedging instruments.

Fair Value of Derivative Instruments

The fair values of our derivative instruments in our consolidated balance sheets were as follows:

		December 31,
	Balance Sheet Classification	2016	2015
		(in millions)
Cash Flow Hedges:
Interest rate swaps	Other liabilities	N/A	$15

Non-designated Hedges:
Interest rate swaps	Other liabilities	$12	N/A
Forward contracts	Other current assets	3	1
Forward contracts	Accounts payable, accrued expenses and other	4	1

Earnings Effect of Derivative Instruments

The gains and losses recognized in our consolidated statements of operations and consolidated statements of comprehensive income before any effect for income taxes were as follows:

		Year Ended December 31,
	Classification of Gain (Loss) Recognized	2016	2015	2014
		(in millions)
Cash Flow Hedges:
Interest rate swaps(1)	Other comprehensive loss	$(7)	$(11)	$(14)

Non-designated Hedges:
Interest rate swaps	Other non-operating income, net	4	N/A	N/A
Interest rate swaps(2)	Interest expense	4	N/A	N/A
Forward contracts	Gain (loss) on foreign currency transactions	7	11	1
____________

(1)	There were no amounts recognized in earnings related to hedge ineffectiveness or amounts excluded from hedge effectiveness testing during the years ended December 31, 2016, 2015 and 2014.

(2)
The amount recognized during the year ended December 31, 2016 is related to the dedesignation of these instruments as cash flow hedges and was reclassified from accumulated other comprehensive loss as the underlying transactions occurred.